UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Offshore Management, LLC

Address:   44 Wall Street, Suite 1603
           New York, NY  10005


Form 13F File Number: 028-13505


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:  $       31,513
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2.    028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

  Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.

(2) Number of shares provided in
Column 5 refers, in the case of options, to the number of shares underlying the options.

(3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
ABERCROMBIE & FITCH CO       CL A             002896207      740  217,000     CALL DEFINED    1,2         0 217,000    0
ACORDA THERAPEUTICS INC      COM              00484M106      416   80,000     PUT  DEFINED    1,2         0  80,000    0
ALCON INC                    COM SHS          H01301102      442    2,733 SH       DEFINED    1,2         0   2,733    0
ALCON INC                    COM SHS          H01301102      226   71,700     PUT  DEFINED    1,2         0  71,700    0
AMAG PHARMACEUTICALS INC     COM              00163U106       33   32,000     CALL DEFINED    1,2         0  32,000    0
AMAG PHARMACEUTICALS INC     COM              00163U106       93   32,000     PUT  DEFINED    1,2         0  32,000    0
AMAZON COM INC               COM              023135106    1,429  151,100     CALL DEFINED    1,2         0 151,100    0
AMAZON COM INC               COM              023135106       90   34,700     PUT  DEFINED    1,2         0  34,700    0
AMERICAN INTL GROUP INC      COM NEW          026874784       55   28,000     CALL DEFINED    1,2         0  28,000    0
AMERICAN INTL GROUP INC      COM NEW          026874784      620   18,148 SH       DEFINED    1,2         0  18,148    0
AMERICAN INTL GROUP INC      COM NEW          026874784      345   81,500     PUT  DEFINED    1,2         0  81,500    0
AMYLIN PHARMACEUTICALS INC   COM              032346108       33   11,700     CALL DEFINED    1,2         0  11,700    0
AMYLIN PHARMACEUTICALS INC   COM              032346108    1,116   49,621 SH       DEFINED    1,2         0  49,621    0
AMYLIN PHARMACEUTICALS INC   COM              032346108       66   40,100     PUT  DEFINED    1,2         0  40,100    0
APPLE INC                    COM              037833100    1,587  132,800     CALL DEFINED    1,2         0 132,800    0
BAIDU INC                    SPON ADR REP A   056752108      501   24,600     CALL DEFINED    1,2         0  24,600    0
BAIDU INC                    SPON ADR REP A   056752108    4,395    7,362 SH       DEFINED    1,2         0   7,362    0
BAIDU INC                    SPON ADR REP A   056752108      536   54,900     PUT  DEFINED    1,2         0  54,900    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702       97   26,700     CALL DEFINED    1,2         0  26,700    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702    5,425   66,756 SH       DEFINED    1,2         0  66,756    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702       87   50,000     PUT  DEFINED    1,2         0  50,000    0
BIOMIMETIC THERAPEUTICS INC  COM              09064X101      775   58,943 SH       DEFINED    1,2         0  58,943    0
BIOMIMETIC THERAPEUTICS INC  COM              09064X101      203   75,000     PUT  DEFINED    1,2         0  75,000    0
BROCADE COMMUNICATIONS SYS I COM NEW          111621306       64  175,700     CALL DEFINED    1,2         0 175,700    0
BROCADE COMMUNICATIONS SYS I COM NEW          111621306      206   36,000 SH       DEFINED    1,2         0  36,000    0
BROCADE COMMUNICATIONS SYS I COM NEW          111621306       31   97,600     PUT  DEFINED    1,2         0  97,600    0
CATERPILLAR INC DEL          COM              149123101      334  115,800     CALL DEFINED    1,2         0 115,800    0
CF INDS HLDGS INC            COM              125269100        1   44,900     CALL DEFINED    1,2         0  44,900    0
CITIGROUP INC                COM              172967101      357   88,134 SH       DEFINED    1,2         0  88,134    0
CITIGROUP INC                COM              172967101       37  388,900     PUT  DEFINED    1,2         0 388,900    0
CON-WAY INC                  COM              205944101      101  104,800     CALL DEFINED    1,2         0 104,800    0
CON-WAY INC                  COM              205944101       68  100,500     PUT  DEFINED    1,2         0 100,500    0
CREE INC                     COM              225447101      149   86,000     CALL DEFINED    1,2         0  86,000    0
CREE INC                     COM              225447101       11   49,700     PUT  DEFINED    1,2         0  49,700    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100      141   58,200     CALL DEFINED    1,2         0  58,200    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100      160   51,600     PUT  DEFINED    1,2         0  51,600    0
DENDREON CORP                COM              24823Q107      922  197,600     PUT  DEFINED    1,2         0 197,600    0
E TRADE FINANCIAL CORP       COM              269246104       56  838,900     CALL DEFINED    1,2         0 838,900    0
E TRADE FINANCIAL CORP       COM              269246104      134   81,179 SH       DEFINED    1,2         0  81,179    0
ELAN PLC                     ADR              284131208      174  332,200     CALL DEFINED    1,2         0 332,200    0
FIRST SOLAR INC              COM              336433107      378    3,079 SH       DEFINED    1,2         0   3,079    0
FIRST SOLAR INC              COM              336433107      433  101,500     PUT  DEFINED    1,2         0 101,500    0
GOLDMAN SACHS GROUP INC      COM              38141G104       65   20,000     PUT  DEFINED    1,2         0  20,000    0
GREEN MTN COFFEE ROASTERS IN COM              393122106      371   36,700     CALL DEFINED    1,2         0  36,700    0
GREEN MTN COFFEE ROASTERS IN COM              393122106      410   90,700     PUT  DEFINED    1,2         0  90,700    0
INTERMUNE INC                COM              45884X103    1,613  164,200     CALL DEFINED    1,2         0 164,200    0
INTERMUNE INC                COM              45884X103       63   20,000     PUT  DEFINED    1,2         0  20,000    0
INTUITIVE SURGICAL INC       COM NEW          46120E602      215   16,500     CALL DEFINED    1,2         0  16,500    0
ISHARES TR INDEX             RUSSELL 2000     464287655      215  228,300     PUT  DEFINED    1,2         0 228,300    0
LAS VEGAS SANDS CORP         COM              517834107       55   22,500     CALL DEFINED    1,2         0  22,500    0
LEXMARK INTL NEW             CL A             529771107       67   78,400     CALL DEFINED    1,2         0  78,400    0
LEXMARK INTL NEW             CL A             529771107      109   64,100     PUT  DEFINED    1,2         0  64,100    0
MEDIVATION INC               COM              58501N101        2   70,900     CALL DEFINED    1,2         0  70,900    0
MEDIVATION INC               COM              58501N101      595   56,732 SH       DEFINED    1,2         0  56,732    0
MEDIVATION INC               COM              58501N101      196   91,100     PUT  DEFINED    1,2         0  91,100    0
NETFLIX INC                  COM              64110L106      253  116,600     CALL DEFINED    1,2         0 116,600    0
NETFLIX INC                  COM              64110L106       24   85,000     PUT  DEFINED    1,2         0  85,000    0
NVIDIA CORP                  COM              67066G104       61  149,600     CALL DEFINED    1,2         0 149,600    0
PALM INC NEW                 COM              696643105       22  334,200     CALL DEFINED    1,2         0 334,200    0
PALM INC NEW                 COM              696643105       11   94,200     PUT  DEFINED    1,2         0  94,200    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
POLYCOM INC                  COM              73172K104      508   16,600 SH       DEFINED    1,2         0  16,600    0
POLYCOM INC                  COM              73172K104        5   22,500     PUT  DEFINED    1,2         0  22,500    0
PRICELINE COM INC            COM NEW          741503403      462   44,500     CALL DEFINED    1,2         0  44,500    0
PRICELINE COM INC            COM NEW          741503403        4   20,200     PUT  DEFINED    1,2         0  20,200    0
SAVIENT PHARMACEUTICALS INC  COM              80517Q100      432   29,864 SH       DEFINED    1,2         0  29,864    0
SAVIENT PHARMACEUTICALS INC  COM              80517Q100      307  147,200     PUT  DEFINED    1,2         0 147,200    0
SLM CORP                     COM              78442P106      161  137,800     CALL DEFINED    1,2         0 137,800    0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103       27   45,000     CALL DEFINED    1,2         0  45,000    0
TIBCO SOFTWARE INC           COM              88632Q103      367  341,400     CALL DEFINED    1,2         0 341,400    0
TRINA SOLAR LIMITED          SPON ADR         89628E104       42   84,000     CALL DEFINED    1,2         0  84,000    0
UNITED STATES STL CORP NEW   COM              912909108      384   99,200     CALL DEFINED    1,2         0  99,200    0
UNITED STATES STL CORP NEW   COM              912909108      431    6,779 SH       DEFINED    1,2         0   6,779    0
UNITED STATES STL CORP NEW   COM              912909108       62   31,600     PUT  DEFINED    1,2         0  31,600    0
UNITEDHEALTH GROUP INC       COM              91324P102       60  100,000     CALL DEFINED    1,2         0 100,000    0
VIVUS INC                    COM              928551100      506   57,967 SH       DEFINED    1,2         0  57,967    0
VIVUS INC                    COM              928551100      338   84,400     PUT  DEFINED    1,2         0  84,400    0
XENOPORT INC                 COM              98411C100        3   22,700     CALL DEFINED    1,2         0  22,700    0


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